Leases - Schedule of Supplementary Balance Sheet Information (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Leases [Abstract]
Other long-term assets (Note 13)	$ 75
Accounts payable and other current liabilities (Note 14)	9
Other long-term liabilities (Note 15)	$ 69